Summary of Significant Accounting Policies (Details 2) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Summary Of Significant Accounting Policies
Operating lease commitments disclosed as at 30 June 2019		$ 104,851
Discounted using the lessee's incremental borrowing rate of at the date of initial application		98,302
Lease liability recognized as at 1 July 2019		98,302
Of which are:
Current lease liabilities	[1]	42,176
Non-current lease liabilities	[1]	$ 18,929

[1]	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the consolidated balance sheet.